Related Party Transactions (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended
	Feb. 24, 2017	Feb. 24, 2016	Feb. 24, 2016	Feb. 24, 2015	Mar. 26, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of preferred stock dividend						$ 240	$ 240	$ 240
Argo Management Group LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount pledged for investment with related parties						500
Amount invested with related parties						$ 211
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, par value						$ 25.00		$ 25.00	$ 25.00
Estimated cost of equity				13.90%
Series B Preferred Stock [Member] | 1347 Advisors, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of preferred stock dividend	$ 240	$ 240	$ 240
Management Services Agreement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issuable during period				100,000
Management Services Agreement [Member] | Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issuable during period				120,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative shares to be received per milestone					375,000
Trading period to achieve milestones					20 days
Maximum trading period to achieve milestones					30 days
Performance Shares [Member] | 1347 Advisors, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share				$ 10.00
Shares to be received per milestone				100,000
c				$ 1,889		$ 276	$ 263	$ 355	$ 282
Performance Shares [Member] | 1347 Advisors, LLC [Member] | Warrants to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase common stock				1,500,000
Warrant exercise price				$ 15.00
Warrant expiration date				Feb. 24, 2022
Preferred stock, par value				$ 25.00
Preferred stock, redemption price per share				$ 25.00
Performance Shares [Member] | Milestone $12.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share					$ 12.00
Shares to be received per milestone					125,000
Performance Shares [Member] | Milestone $15.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share					$ 15.00
Shares to be received per milestone					125,000
Performance Shares [Member] | Milestone $18.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target price per share					$ 18.00
Shares to be received per milestone					125,000
Performance Shares [Member] | Milestone $12.00 and $15.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares to be received per milestone					250,000